34. Non-cash Transactions	12 Months Ended
Dec. 31, 2019
Non-cash Transactions [abstract]
Non-cash Transactions

34.Non-cash Transactions

	2019	2018	2017
Initial adoption - IFRS 16 (property, plant and equipment / accumulated loss / minority interest)	2,436,333	-	-
Share-based compensation (capital / share-based compensation)	(31,222)	-	-
Unrealized results from derivatives (derivative obligations / equity valuation adjustment)	30,021	-	-
Effects of changes in equity interest (capital reserves / minority interest)	(649)	-	-
Actuarial losses from post-employment benefits (actuarial liabilities / equity valuation adjustment / accumulated losses)	87,541	-	-
Interest on shareholders’ equity to be distributed, net of taxes	-	(8,672)	(49,602)
Dividends	238,359	(58,632)	-
Deposits in guarantee for leases agreements	-	-	10,307
Write-off of leases agreements	-	(805,081)	(15,334)
Provision for aircraft return	-	147,548	-
Acquisition of property, plant and equipment through financing (fixed assets / loans and financing)	164,234	193,506	63,066
Guarantee deposits (deposits / leases payable)	(476)	-	-
Maintenance reserve (deposits / leases payable)	(6,498)	-	-
Right to use flight equipment (fixed assets / leases payable)	957,026	-	-